Administrative expenses (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Services received from third parties	S/ 1,348,347	S/ 1,248,183	S/ 1,202,017
Taxes and contributions	83,252	83,454	77,202
Rental expenses	5,229	5,317	9,643
Total	S/ 1,436,828	S/ 1,336,954	S/ 1,288,862